CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 336	$ 425
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	(95)	(20)
Changes in retirement plans’ funded status	(25)	(17)
Foreign currency translation	259	100
Share of other comprehensive income (loss) of entities using the equity method	(9)	(23)
Other comprehensive income (loss), net of tax	130	40
Comprehensive income (loss)	466	465
Less: Comprehensive income attributable to noncontrolling interests	3	19
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 463	$ 446